Shareholder Fees - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio
Shareholder Fees:
(fees paid directly from your investment)